Notes to the Consolidated Statements of Financial Position - Summary Of Other current financial assets (Detail) - EUR (€) € in Millions	Sep. 30, 2021	Sep. 30, 2020
Text Block [Abstract]
Supplier discounts and bonuses	€ 9.6	€ 6.5
Derivative financial instruments	0.5	0.2
Other	14.0	6.6
Total	€ 24.0	€ 13.3